Finance Receivables -- Purchased Credit Impaired Finance Receivables HFI and HFS (Details) (10-Q) - USD ($) $ in Millions	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Nov. 02, 2015	Dec. 31, 2014	Oct. 03, 2014	Apr. 01, 2013
Financing Receivable, Impaired [Line Items]
Finance receivables held for sale	$ 166		$ 796		$ 205
Purchased credit impaired finance receivables	452		923		433
Outstanding balance	628		1,529	$ 18	779
Purchased credit impaired finance receivables	37		$ 12		5
Corporate Joint Venture [Member]
Financing Receivable, Impaired [Line Items]
Ownership percentage		47.00%	47.00%			47.00%	47.00%
OneMain Holdings Inc [Member]
Financing Receivable, Impaired [Line Items]
Finance receivables held for sale	166		$ 796		$ 205
Purchased credit impaired finance receivables			1,091
Outstanding balance			1,529
Purchased credit impaired finance receivables			12
Spring Castle Portfolio [Member]
Financing Receivable, Impaired [Line Items]
Purchased credit impaired finance receivables	0		350
Outstanding balance	0		482
Purchased credit impaired finance receivables	0		0
Affiliates of Fortress or AIG [Member]
Financing Receivable, Impaired [Line Items]
Purchased credit impaired finance receivables	72		89
Outstanding balance	109		136
Purchased credit impaired finance receivables	8		12
Purchased credit impaired finance receivables held for sale included in carrying amount	56		59
Purchased credit impaired finance receivables held for sale included in outstanding balance	85		89
OneMain [Member]
Financing Receivable, Impaired [Line Items]
Purchased credit impaired finance receivables	380		652
Outstanding balance	519		911
Purchased credit impaired finance receivables	$ 29		$ 0